Digital Currencies (Details) - Schedule of Continuity of Digital Currencies		12 Months Ended
		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)
Schedule of Continuity of Digital Currencies [Line Items]
Beginning balance, Amount		$ 2,800,657		$ 33,491,986		$ 4,508,042
Bitcoin mined, Amount	[1]	18,128,241		24,190,059		24,952,344
Bitcoin remitted to Northern Data, Amount	[1]	(1,204,463)		(10,836,179)
Digital currencies paid for services, Amount		(433,492)		(739,024)
Bitcoin received from colocation services, Amount	[2]	185,819
Bitcoin received for electricity sales, Amount	[2]	538,197
Digital currencies traded for cash, Amount	[3]	(19,264,980)		(16,016,280)
Digital currencies for loan repayment, Amount		(883,622)		(11,982,320)
Received from sale of property, plant and equipment, Amount				345,658		1,552,295
Received from private placement, Amount						47,671
Acquisition (disposal) of digital currencies, Amount				3,932,000	[3]	(756)
Acquisition of property, plant and equipment, Amount						(163,942)
Gain (loss) on sale of digital currencies, Amount		945,536		(11,574,330)		290,948
Revaluation adjustment, Amount	[4]	10,991		(8,010,913)		2,305,384
Ending balance, Amount		$ 822,884	[5]	$ 2,800,657		$ 33,491,986
Bitcoin [Member]
Schedule of Continuity of Digital Currencies [Line Items]
Beginning balance, Number		111		632		154
Beginning balance, Amount		$ 1,842,177		$ 29,770,994		$ 4,508,042
Bitcoin mined, Number	[1]	640		832		519
Bitcoin mined, Amount	[1]	$ 18,128,241		$ 24,190,059		$ 24,952,344
Bitcoin remitted to Northern Data, Number	[1]	(51)		(380)
Bitcoin remitted to Northern Data, Amount	[1]	$ (1,204,463)		$ (10,836,179)
Digital currencies paid for services, Number		(20)		(27)
Digital currencies paid for services, Amount		$ (433,492)		$ (739,024)
Bitcoin received from colocation services, Number	[2]	6
Bitcoin received from colocation services, Amount	[2]	$ 185,819
Bitcoin received for electricity sales, Number	[2]	18
Bitcoin received for electricity sales, Amount	[2]	$ 538,197
Digital currencies traded for cash, Number	[3]	(655)		(640)
Digital currencies traded for cash, Amount	[3]	$ (18,018,987)		$ (15,747,279)
Digital currencies for loan repayment, Number		(30)		(415)
Digital currencies for loan repayment, Amount		$ (883,622)		$ (11,982,320)
Received from sale of property, plant and equipment, Number				9		24
Received from sale of property, plant and equipment, Amount				$ 345,658		$ 1,347,977
Received from private placement, Number						1
Received from private placement, Amount						$ 47,671
Acquisition (disposal) of digital currencies, Number				100	[3]	(66)
Acquisition (disposal) of digital currencies, Amount				$ 3,932,000	[3]	$ (3,347,790)
Acquisition of property, plant and equipment, Number
Acquisition of property, plant and equipment, Amount
Gain (loss) on sale of digital currencies, Number
Gain (loss) on sale of digital currencies, Amount		$ 658,023		$ (11,574,330)		$ 235,067
Revaluation adjustment, Number	[4]
Revaluation adjustment, Amount	[4]	$ 10,991		$ (5,517,402)		$ 2,027,683
Ending balance, Number		19	[5]	111		632
Ending balance, Amount		$ 822,884	[5]	$ 1,842,177		$ 29,770,994
Ethereum [Member]
Schedule of Continuity of Digital Currencies [Line Items]
Beginning balance, Number		801		1,001
Beginning balance, Amount		$ 958,480		$ 3,720,992
Bitcoin mined, Number	[1]
Bitcoin mined, Amount	[1]
Bitcoin remitted to Northern Data, Number	[1]
Bitcoin remitted to Northern Data, Amount	[1]
Digital currencies paid for services, Number
Digital currencies paid for services, Amount
Bitcoin received from colocation services, Number	[2]
Bitcoin received from colocation services, Amount	[2]
Bitcoin received for electricity sales, Number	[2]
Bitcoin received for electricity sales, Amount	[2]
Digital currencies traded for cash, Number	[3]	(801)		(200)
Digital currencies traded for cash, Amount	[3]	$ (1,245,993)		$ (269,001)
Digital currencies for loan repayment, Number
Digital currencies for loan repayment, Amount
Received from sale of property, plant and equipment, Number						63
Received from sale of property, plant and equipment, Amount						$ 204,318
Received from private placement, Number
Received from private placement, Amount
Acquisition (disposal) of digital currencies, Number					[3]	974
Acquisition (disposal) of digital currencies, Amount					[3]	$ 3,347,034
Acquisition of property, plant and equipment, Number						(36)
Acquisition of property, plant and equipment, Amount						$ (163,942)
Gain (loss) on sale of digital currencies, Number
Gain (loss) on sale of digital currencies, Amount		$ 287,513				$ 55,881
Revaluation adjustment, Number	[4]
Revaluation adjustment, Amount	[4]			$ (2,493,511)		$ 277,701
Ending balance, Number			[5]	801		1,001
Ending balance, Amount			[5]	$ 958,480		$ 3,720,992

[1]	During the year ended December 31, 2021, the Company entered into a Miner Lease Agreement and a hosting services agreement with Northern Data NY, LLC, pursuant to which the parties have agreed to split a portion of the mining rewards received and energy costs incurred for the miners put in service pursuant to these agreements. As at December 31, 2023, the Company must remit nil Bitcoin (December 31, 2022 - 19 Bitcoin; December 31, 2021 - 62 Bitcoin) with a value of $nil (December 31, 2022 - $322,099; December 31, 2021 – $2,940,412) which is presented in the current liabilities. The Miner Lease Agreement was terminated on February 15, 2023.
[2]	During the year ended December 31, 2023, the Company entered into a Mining Operations Agreement with Northern Data NY, LLC, and Colocation Services Agreements with both Corner Energy Ltd. and Bit Digital USA, Inc. Pursuant to these agreements, the parties have agreed to split a portion of the energy costs and mining rewards received incurred for the power consumed by the miners put in service at the Company’s respective sites pursuant to these agreements. As at December 31, 2023, the Company is owed $565,680 from these parties related to these agreements (December 31, 2022 - $nil; December 31, 2021 - $nil).
[3]	Represents a cash transaction. All others are non-cash transactions.
[4]	Digital assets held are revalued each reporting period based on the fair market value of the price of Bitcoin and Ethereum on the reporting date. As at December 31, 2023, the prices of Bitcoin and Ethereum were $42,244 (December 31, 2022 - $16,548; December 31, 2021 – $47,117) and $1,674 (December 31, 2022 - $1,197; December 31, 2021 – $3,718), respectively, resulting in total revaluation gain of $(10,991) (loss of $8,010,913 in 2022). In 2022, the Company recorded $3,706,624 of the loss in other comprehensive loss, net of taxes of $1,047,759, and the remaining loss of $3,256,530 was recorded on the statement of comprehensive income (loss).
[5]	Digital currencies were measured at fair value using the quoted prices on the Gemini exchange during the year ended December 31, 2023 and CoinMarketCap, a pricing aggregator, during the years ended December 31, 2022 and 2021, respectively. The Company began using Gemini as its principal market during the year ended December 31, 2023. The Company believes any price difference between the principal market and an aggregated price to be immaterial.